Class K [Member] Expense Example - Class K - BlackRock U.S. Insights Long/Short Equity Fund - Class K	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 159
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,816
Expense Example, with Redemption, 10 Years	$ 3,990